Label	Element	Value
Tortoise Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Global Water ESG Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Portfolio Series

Ecofin Global Water ESG Fund
(the “Fund”)

Supplement dated September 17, 2024, to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated March 31, 2024, as amended
_____________________________________________________________________________________

Effective September 30, 2024 (the "Effective Date"), the Fund’s name will change from “Ecofin Global Water ESG Fund” to “Tortoise Global Water ESG Fund”. Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tortoise Global Water ESG Fund”. As of the Effective Date, together with the name change, the ticker for the Fund will change from "EBLU" to "TBLU".
No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.
Tortoise Global Water ESG Fund | Tortoise Global Water ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBLU